UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-00750

Exact name of registrant as specified in charter:
Delaware Group Equity Funds II

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2011

Item 1. Reports to Stockholders

Semiannual report Delaware Value® Fund May 31, 2011 U.S. value equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Value® Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation
and top 10 equity holdings	3
Statement of net assets	4
Statement of operations	8
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	22
Other Fund information	31
About the organization	32

Unless otherwise noted, views expressed herein are current as of May 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2010 to May 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2010 to May 31, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Value® Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/10	5/31/11	Expense Ratio	12/1/10 to 5/31/11*
Actual Fund return
Class A	$1,000.00	$1,187.30	1.10%	$6.00
Class B	1,000.00	1,182.90	1.85%	10.07
Class C	1,000.00	1,182.70	1.85%	10.07
Class R	1,000.00	1,185.00	1.35%	7.35
Institutional Class	1,000.00	1,188.70	0.85%	4.64
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.45	1.10%	$5.54
Class B	1,000.00	1,015.71	1.85%	9.30
Class C	1,000.00	1,015.71	1.85%	9.30
Class R	1,000.00	1,018.20	1.35%	6.79
Institutional Class	1,000.00	1,020.69	0.85%	4.28

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2

Security type/sector allocation and
top 10 equity holdings
Delaware Value® Fund	As of May 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	98.82%
Consumer Discretionary	5.84%
Consumer Staples	15.22%
Energy	11.87%
Financials	11.81%
Healthcare	18.34%
Industrials	8.97%
Information Technology	11.95%
Materials	2.95%
Telecommunications	5.93%
Utilities	5.94%
Short-Term Investments	1.41%
Securities Lending Collateral	7.27%
Total Value of Securities	107.50%
Obligation to Return Securities Lending Collateral	(7.29%)
Other Liabilities Net of Receivables and Other Assets	(0.21%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
CVS Caremark	3.16%
Motorola Solutions	3.09%
Baxter International	3.09%
Kraft Foods Class A	3.09%
Cardinal Health	3.08%
Quest Diagnostics	3.07%
Kimberly-Clark	3.06%
Northrop Grumman	3.04%
Johnson & Johnson	3.03%
Marathon Oil	3.03%

3

Statement of net assets
Delaware Value® Fund	May 31, 2011 (Unaudited)

	Number of shares	Value
Common Stock – 98.82%
Consumer Discretionary – 5.84%
Comcast Class A	608,300	$15,353,492
Lowe’s	624,100	15,065,774
		30,419,266
Consumer Staples – 15.22%
Archer-Daniels-Midland	478,400	15,504,944
CVS Caremark	425,600	16,466,464
Kimberly-Clark	233,500	15,948,050
* Kraft Foods Class A	459,200	16,058,224
* Safeway	616,200	15,220,140
		79,197,822
Energy – 11.87%
Chevron	146,600	15,379,806
ConocoPhillips	207,200	15,171,184
Marathon Oil	291,400	15,785,138
Williams	491,800	15,437,602
		61,773,730
Financials – 11.81%
Allstate	484,475	15,202,826
Bank of New York Mellon	546,000	15,348,060
Marsh & McLennan	509,300	15,620,231
Travelers	246,000	15,271,680
		61,442,797
Healthcare – 18.34%
Baxter International	270,300	16,088,256
Cardinal Health	353,000	16,033,260
Johnson & Johnson	234,656	15,790,002
Merck	429,000	15,765,750
Pfizer	735,463	15,775,681
Quest Diagnostics	273,700	15,989,554
		95,442,503
Industrials – 8.97%
* Northrop Grumman	242,500	15,832,825
Raytheon	311,000	15,668,180
* Waste Management	390,900	15,198,192
		46,699,197

4

	Number of shares	Value
Common Stock (continued)
Information Technology – 11.95%
Intel	681,500	$15,340,565
International Business Machines	90,400	15,271,272
† Motorola Solutions	336,200	16,093,894
Xerox	1,514,400	15,462,024
		62,167,755
Materials – 2.95%
duPont (E.I.) deNemours	288,000	15,350,400
		15,350,400
Telecommunications – 5.93%
AT&T	495,600	15,641,136
Verizon Communications	412,700	15,241,011
		30,882,147
Utilities – 5.94%
Edison International	392,700	15,456,672
Progress Energy	325,000	15,476,500
		30,933,172
Total Common Stock (cost $410,131,699)		514,308,789

	Principal amount
≠Short-Term Investments – 1.41%
Discount Notes – 1.41%
Federal Home Loan Bank
0.01% 6/1/11	$6,990,004	6,990,004
0.06% 6/7/11	325,372	325,371
Total Short-Term Investments (cost $7,315,372)		7,315,375

Total Value of Securities Before Securities
Lending Collateral – 100.23% (cost $417,447,071)		521,624,164

	Number of shares
Securities Lending Collateral** – 7.27%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	86,482	84,355
Delaware Investments Collateral Fund No. 1	37,758,522	37,758,522
@†Mellon GSL Reinvestment Trust II	89,083	0
Total Securities Lending Collateral (cost $37,934,087)		37,842,877

5

Statement of net assets
Delaware Value® Fund

Total Value of Securities – 107.50%
(cost $455,381,158)	$559,467,041 ©
Obligation to Return Securities
Lending Collateral** – (7.29%)	(37,934,087)
Other Liabilities Net of Receivables
and Other Assets – (0.21%)	(1,097,420)
Net Assets Applicable to 45,427,602
Shares Outstanding – 100.00%	$520,435,534

Net Asset Value – Delaware Value Fund
Class A ($312,645,855 / 27,290,978 Shares)	$11.46
Net Asset Value – Delaware Value Fund
Class B ($2,532,437 / 222,063 Shares)	$11.40
Net Asset Value – Delaware Value Fund
Class C ($23,246,988 / 2,037,409 Shares)	$11.41
Net Asset Value – Delaware Value Fund
Class R ($2,033,354 / 177,669 Shares)	$11.44
Net Asset Value – Delaware Value Fund
Institutional Class ($179,976,900 / 15,699,483 Shares)	$11.46

Components of Net Assets at May 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$523,818,289
Undistributed net investment income	3,365,290
Accumulated net realized loss on investments	(110,833,928)
Net unrealized appreciation of investments	104,085,883
Total net assets	$520,435,534

*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $36,593,642 of securities loaned.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
@	Illiquid security at May 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

6

Net Asset Value and Offering Price Per Share –
Delaware Value® Fund
Net asset value Class A (A)	$11.46
Sales charge (5.75% of offering price) (B)	0.70
Offering price	$12.16

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

7

Statement of operations
Delaware Value® Fund	Six Months Ended May 31, 2011 (Unaudited)

Investment Income:
Dividends	$6,548,322
Security lending income	9,615
Interest	1,752	$6,559,689

Expenses:
Management fees	1,585,262
Dividend disbursing and transfer agent fees and expenses	637,465
Distribution expenses – Class A	477,561
Distribution expenses – Class B	12,942
Distribution expenses – Class C	108,258
Distribution expenses – Class R	5,606
Accounting and administration expenses	96,009
Registration fees	44,021
Reports and statements to shareholders	40,418
Audit and tax	16,570
Legal fees	14,907
Trustees’ fees	12,566
Dues and services	6,239
Insurance fees	6,212
Custodian fees	3,647
Consulting fees	3,011
Pricing fees	1,280
Trustees’ expenses	929	3,072,903
Less fees waived		(393,817)
Less waiver of distribution expenses – Class A		(79,593)
Less waiver of distribution expenses – Class R		(934)
Less expense paid indirectly		(936)
Total operating expenses		2,597,623
Net Investment Income		3,962,066

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		8,749,817
Net change in unrealized appreciation/depreciation of investments		69,144,055
Net Realized and Unrealized Gain on Investments		77,893,872

Net Increase in Net Assets Resulting from Operations		$81,855,938

See accompanying notes, which are an integral part of the financial statements.

8

Statements of changes in net assets
Delaware Value® Fund

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$3,962,066	$8,109,523
Net realized gain on investments	8,749,817	802,815
Net change in unrealized appreciation/depreciation
of investments	69,144,055	34,877,647
Net increase in net assets resulting from operations	81,855,938	43,789,985

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,436,548)	(6,336,133)
Class B	(27,461)	(40,558)
Class C	(219,075)	(337,169)
Class R	(27,399)	(36,356)
Institutional Class	(2,301,384)	(1,847,274)
	(8,011,867)	(8,597,490)

Capital Share Transactions:
Proceeds from shares sold:
Class A	45,340,674	105,703,060
Class B	34,372	33,967
Class C	3,061,751	1,853,744
Class R	223,581	374,782
Institutional Class	63,761,765	53,267,499

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	5,161,222	6,002,782
Class B	23,799	35,459
Class C	204,620	309,111
Class R	27,399	36,355
Institutional Class	2,181,853	1,463,194
	120,021,036	169,079,953

10

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(85,131,556)	$(142,906,681)
Class B	(445,549)	(678,000)
Class C	(2,740,640)	(8,167,392)
Class R	(320,582)	(689,487)
Institutional Class	(12,607,773)	(36,048,313)
	(101,246,100)	(188,489,873)
Increase (decrease) in net assets derived
from capital share transactions	18,774,936	(19,409,920)
Net Increase in Net Assets	92,619,007	15,782,575

Net Assets:
Beginning of period	427,816,527	412,033,952
End of period (including undistributed net investment
income of $3,365,290 and $7,415,091, respectively)	$520,435,534	$427,816,527

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights
Delaware Value® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

12

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$9.820	$9.100	$7.760	$13.360	$13.470	$11.370

0.086	0.171	0.205	0.224	0.241	0.225
1.733	0.738	1.389	(4.935)	0.064	2.068
1.819	0.909	1.594	(4.711)	0.305	2.293

(0.179)	(0.189)	(0.254)	(0.239)	(0.191)	(0.122)
—	—	—	(0.650)	(0.224)	(0.071)
(0.179)	(0.189)	(0.254)	(0.889)	(0.415)	(0.193)

$11.460	$9.820	$9.100	$7.760	$13.360	$13.470

18.73%	10.16%	21.21%	(37.78% )	2.25%	20.48%

$312,646	$298,110	$302,849	$266,386	$420,120	$271,378
1.10%	1.10%	1.07%	1.00%	1.00%	1.01%

1.31%	1.32%	1.37%	1.26%	1.15%	1.17%
1.59%	1.85%	2.60%	2.11%	1.75%	1.84%

1.38%	1.63%	2.30%	1.85%	1.60%	1.68%
13%	29%	27%	43%	24%	24%

13

Financial highlights
Delaware Value® Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$9.740	$9.050	$7.690	$13.240	$13.370	$11.290

0.045	0.101	0.146	0.142	0.138	0.134
1.725	0.719	1.391	(4.905)	0.055	2.058
1.770	0.820	1.537	(4.763)	0.193	2.192

(0.110)	(0.130)	(0.177)	(0.137)	(0.099)	(0.041)
—	—	—	(0.650)	(0.224)	(0.071)
(0.110)	(0.130)	(0.177)	(0.787)	(0.323)	(0.112)

$11.400	$9.740	$9.050	$7.690	$13.240	$13.370

18.29%	9.16%	20.44%	(38.25% )	1.41%	19.59%

$2,533	$2,513	$2,930	$3,279	$9,514	$9,914
1.85%	1.85%	1.82%	1.75%	1.75%	1.76%

2.01%	2.02%	2.07%	1.96%	1.85%	1.87%
0.84%	1.10%	1.85%	1.36%	1.00%	1.09%

0.68%	0.93%	1.60%	1.15%	0.90%	0.98%
13%	29%	27%	43%	24%	24%

15

Financial highlights
Delaware Value® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$9.750	$9.050	$7.690	$13.250	$13.370	$11.290

0.045	0.101	0.146	0.142	0.137	0.134
1.725	0.729	1.391	(4.915)	0.066	2.058
1.770	0.830	1.537	(4.773)	0.203	2.192

(0.110)	(0.130)	(0.177)	(0.137)	(0.099)	(0.041)
—	—	—	(0.650)	(0.224)	(0.071)
(0.110)	(0.130)	(0.177)	(0.787)	(0.323)	(0.112)

$11.410	$9.750	$9.050	$7.690	$13.250	$13.370

18.27%	9.28%	20.28%	(38.21% )	1.49%	19.59%

$23,247	$19,377	$23,925	$23,733	$65,890	$41,013
1.85%	1.85%	1.82%	1.75%	1.75%	1.76%

2.01%	2.02%	2.07%	1.96%	1.85%	1.87%
0.84%	1.10%	1.85%	1.36%	1.00%	1.09%

0.68%	0.93%	1.60%	1.15%	0.90%	0.98%
13%	29%	27%	43%	24%	24%

17

Financial highlights
Delaware Value® Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$9.800	$9.090	$7.740	$13.320	$13.420	$11.350

0.072	0.148	0.185	0.197	0.207	0.218
1.724	0.731	1.393	(4.923)	0.057	2.058
1.796	0.879	1.578	(4.726)	0.264	2.276

(0.156)	(0.169)	(0.228)	(0.204)	(0.140)	(0.135)
—	—	—	(0.650)	(0.224)	(0.071)
(0.156)	(0.169)	(0.228)	(0.854)	(0.364)	(0.206)

$11.440	$9.800	$9.090	$7.740	$13.320	$13.420

18.50%	9.81%	20.98%	(37.90% )	1.95%	20.39%

$2,033	$1,816	$1,957	$1,669	$2,246	$6
1.35%	1.35%	1.32%	1.25%	1.25%	1.26%

1.61%	1.62%	1.67%	1.56%	1.45%	1.47%
1.34%	1.60%	2.35%	1.86%	1.50%	1.59%

1.08%	1.33%	2.00%	1.55%	1.30%	1.38%
13%	29%	27%	43%	24%	24%

19

Financial highlights
Delaware Value® Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$9.830	$9.110	$7.770	$13.380	$13.500	$11.390

0.100	0.194	0.225	0.250	0.276	0.256
1.732	0.735	1.394	(4.936)	0.051	2.077
1.832	0.929	1.619	(4.686)	0.327	2.333

(0.202)	(0.209)	(0.279)	(0.274)	(0.223)	(0.152)
—	—	—	(0.650)	(0.224)	(0.071)
(0.202)	(0.209)	(0.279)	(0.924)	(0.447)	(0.223)

$11.460	$9.830	$9.110	$7.770	$13.380	$13.500

18.87%	10.39%	21.43%	(37.54% )	2.41%	20.85%

$179,977	$106,001	$80,373	$43,914	$126,023	$189,557
0.85%	0.85%	0.82%	0.75%	0.75%	0.76%

1.01%	1.02%	1.07%	0.96%	0.85%	0.87%
1.84%	2.10%	2.85%	2.36%	2.00%	2.09%

1.68%	1.93%	2.60%	2.15%	1.90%	1.98%
13%	29%	27%	43%	24%	24%

21

Notes to financial statements
Delaware Value® Fund	May 31, 2011 (Unaudited)

Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and the related notes pertain to Delaware Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of up to 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

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Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2007 – November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2011.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2011.

23

Notes to financial statements
Delaware Value® Fund

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2011, the Fund earned $936 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 0.85% of average daily net assets of the Fund through March 29, 2012. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2011, the Fund was charged $12,086 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 29, 2012, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

24

At May 31, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$192,530
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	47,389
Distribution fees payable to DDLP	88,528
Other expenses payable to DMC and affiliates*	41,513

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2011, the Fund was charged $ 219 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2011, DDLP earned $9,390 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2011, DDLP received gross CDSC commissions of $0, $ 2,307 and $ 303 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2011, the Fund made purchases of $75,450,041 and sales of $62,832,988 of investment securities other than short-term investments.

At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments was $460,140,368. At May 31, 2011, net unrealized appreciation was $99,326,673, of which $108,211,649 related to unrealized appreciation of investments and $8,884,976 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from

25

Notes to financial statements
Delaware Value® Fund

3. Investments (continued)

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$514,308,789	$—	$—	$514,308,789
Short-Term Investments	—	7,315,375	—	7,315,375
Securities Lending Collateral	—	37,842,877	—	37,842,877
Total	$514,308,789	$45,158,252	$—	$559,467,041

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the six months ended May 31, 2011, there were no transfers between Level 1 Investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund.

26

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2011 and the year ended November 30, 2010 was as follows:

	Six Months
	Ended	Year Ended
	5/31/11*	11/30/10
Ordinary income	$8,011,867	$8,597,490

*Tax information for the six months ended May 31, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$523,818,289
Undistributed ordinary income	3,365,290
Capital loss carryforwards as of 11/30/10	(115,611,905)
Realized gains 12/1/10 – 5/31/11	9,537,187
Unrealized appreciation of investments	99,326,673
Net assets	$520,435,534

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2010 will expire as follows: $89,722,915 expires in 2016 and $25,888,990 expires in 2017.

For the six months ended May 31, 2011, the Fund had capital gains of $9,537,187, which may reduce the capital loss carryforwards.

27

Notes to financial statements
Delaware Value® Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
Shares sold:
Class A	4,177,642	11,549,124
Class B	3,407	3,643
Class C	283,489	200,919
Class R	20,474	40,545
Institutional Class	5,873,230	5,712,985

Shares issued upon reinvestment of dividends and distributions:
Class A	500,603	661,099
Class B	2,311	3,905
Class C	19,847	34,043
Class R	2,657	3,999
Institutional Class	211,625	161,322
	11,095,285	18,371,584

Shares repurchased:
Class A	(7,757,760)	(15,110,094)
Class B	(41,596)	(73,500)
Class C	(253,728)	(890,855)
Class R	(30,778)	(74,588)
Institutional Class	(1,167,432)	(3,911,595)
	(9,251,294)	(20,060,632)
Net increase (decrease)	1,843,991	(1,689,048)

For the six months ended May 31, 2011 and the year ended November 30, 2010, 5,192 Class B shares were converted to 5,166 Class A shares valued at $54,892 and 21,573 Class B shares were converted to 21,461 Class A shares valued at $198,909, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and in the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $50,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up

28

to a maximum of one third of their net assets under the agreement. The agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of May 31, 2011 or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default

29

Notes to financial statements
Delaware Value® Fund

8. Securities Lending (continued)

or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2011, the value of securities on loan was $36,593,642 for which cash collateral was received and invested in accordance with the Lending Agreement. At May 31, 2011, the value of invested collateral was $37,842,877. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2011, that would require recognition or disclosure in the Fund’ financial statements.

30

Other Fund information
(Unaudited)
Delaware Value® Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds II (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

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About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Value® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

32

Semiannual report Delaware Large Cap Value Fund May 31, 2011 U.S. value equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Large Cap Value Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Large Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation and
top 10 equity holdings	3
Statement of net assets	4
Statement of operations	8
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	22
Other Fund information	32
About the organization	34

Unless otherwise noted, views expressed herein are current as of May 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2010 to May 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2010 to May 31, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Large Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/10	5/31/11	Expense Ratio	12/1/10 to 5/31/11*
Actual Fund return
Class A	$1,000.00	$1,189.40	1.20%	$6.55
Class B	1,000.00	1,185.00	1.92%	10.46
Class C	1,000.00	1,184.90	1.92%	10.46
Class R	1,000.00	1,187.40	1.42%	7.74
Institutional Class	1,000.00	1,190.90	0.92%	5.03
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.95	1.20%	$6.04
Class B	1,000.00	1,015.36	1.92%	9.65
Class C	1,000.00	1,015.36	1.92%	9.65
Class R	1,000.00	1,017.85	1.42%	7.14
Institutional Class	1,000.00	1,020.34	0.92%	4.63

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Security type/sector allocation and
top 10 equity holdings
Delaware Large Cap Value Fund	As of May 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s designations.

Security type/sector	Percentage of net assets
Common Stock	98.87%
Consumer Discretionary	5.85%
Consumer Staples	15.01%
Energy	11.79%
Financials	11.85%
Healthcare	18.33%
Industrials	9.12%
Information Technology	11.93%
Materials	2.92%
Telecommunications	6.09%
Utilities	5.98%
Short-Term Investments	0.77%
Securities Lending Collateral	7.16%
Total Value of Securities	106.80%
Obligation to Return Securities Lending Collateral	(7.17%)
Receivables and Other Assets Net of Other Liabilities	0.37%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Pfizer	3.11%
AT&T	3.09%
Johnson & Johnson	3.06%
Baxter International	3.05%
Kraft Foods Class A	3.05%
Northrop Grumman	3.05%
Motorola Solutions	3.05%
Waste Management	3.05%
Travelers	3.04%
Merck	3.04%

Statement of net assets
Delaware Large Cap Value Fund	May 31, 2011 (Unaudited)

	Number of shares	Value
Common Stock – 98.87%
Consumer Discretionary – 5.85%
Comcast Class A	862,900	$21,779,596
Lowe’s	862,400	20,818,336
		42,597,932
Consumer Staples – 15.01%
* Archer-Daniels-Midland	649,300	21,043,813
CVS Caremark	568,771	22,005,750
Kimberly-Clark	322,293	22,012,612
* Kraft Foods Class A	635,061	22,208,083
* Safeway	887,471	21,920,534
		109,190,792
Energy – 11.79%
Chevron	202,239	21,216,893
ConocoPhillips	287,900	21,080,038
Marathon Oil	406,190	22,003,313
Williams	684,000	21,470,760
		85,771,004
Financials – 11.85%
Allstate	672,677	21,108,604
Bank of New York Mellon	749,600	21,071,256
Marsh & McLennan	714,849	21,924,419
Travelers	356,600	22,137,728
		86,242,007
Healthcare – 18.33%
Baxter International	373,300	22,218,816
Cardinal Health	486,600	22,101,372
Johnson & Johnson	330,500	22,239,345
Merck	601,940	22,121,295
Pfizer	1,054,337	22,615,529
Quest Diagnostics	378,500	22,111,970
		133,408,327
Industrials – 9.12%
* Northrop Grumman	340,109	22,205,717
Raytheon	436,700	22,000,946
* Waste Management	570,590	22,184,539
		66,391,202

	Number of shares	Value
Common Stock (continued)
Information Technology – 11.93%
Intel	949,800	$21,379,998
International Business Machines	129,913	21,946,203
*† Motorola Solutions	463,737	22,199,090
Xerox	2,083,100	21,268,451
		86,793,742
Materials – 2.92%
duPont (E.I.) deNemours	397,900	21,208,070
		21,208,070
Telecommunications – 6.09%
AT&T	712,700	22,492,812
Verizon Communications	591,500	21,844,095
		44,336,907
Utilities – 5.98%
Edison International	551,251	21,697,239
Progress Energy	457,427	21,782,674
		43,479,913
Total Common Stock (cost $598,385,241)		719,419,896

	Principal amount
≠Short-Term Investments – 0.77%
Discount Notes – 0.77%
Federal Home Loan Bank
0.01% 6/1/11	$5,282,003	5,282,002
0.06% 6/7/11	346,664	346,664
Total Short-Term Investments (cost $5,628,663)		5,628,666

Total Value of Securities Before Securities
Lending Collateral – 99.64% (cost $604,013,904)		725,048,562

	Number of shares
Securities Lending Collateral** – 7.16%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	114,775	111,952
Delaware Investments Collateral Fund No. 1	51,950,764	51,950,764
@†Mellon GSL Reinvestment Trust II	71,917	0
Total Securities Lending Collateral (cost $52,137,456)		52,062,716

Statement of net assets
Delaware Large Cap Value Fund

Total Value of Securities – 106.80%
(cost $656,151,360)	$777,111,278 ©
Obligation to Return Securities
Lending Collateral** – (7.17%)	(52,137,456)
Receivables and Other Assets
Net of Other Liabilities – 0.37%	2,663,610
Net Assets Applicable to 43,847,959
Shares Outstanding – 100.00%	$727,637,432

Net Asset Value – Delaware Large Cap Value Fund
Class A ($684,788,054 / 41,260,209 Shares)	$16.60
Net Asset Value – Delaware Large Cap Value Fund
Class B ($9,980,418 / 606,528 Shares)	$16.45
Net Asset Value – Delaware Large Cap Value Fund
Class C ($20,046,231 / 1,208,528 Shares)	$16.59
Net Asset Value – Delaware Large Cap Value Fund
Class R ($1,282,167 / 77,331 Shares)	$16.58
Net Asset Value – Delaware Large Cap Value Fund
Institutional Class ($11,540,562 / 695,363 Shares)	$16.60

Components of Net Assets at May 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$802,537,107
Undistributed net investment income	2,302,575
Accumulated net realized loss on investments	(198,162,168)
Net unrealized appreciation of investments	120,959,918
Total net assets	$727,637,432

*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $51,225,799 of securities loaned.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
@	Illiquid security. At May 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Net Asset Value and Offering Price Per Share –
Delaware Large Cap Value Fund
Net asset value Class A (A)	$16.60
Sales charge (5.75% of offering price) (B)	1.01
Offering price	$17.61

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Large Cap Value Fund	Six Months Ended May 31, 2011 (Unaudited)

Investment Income:
Dividends	$9,517,725
Securities lending income	14,864
Interest	7,316	$9,539,905

Expenses:
Management fees	2,219,882
Distribution expenses – Class A	932,044
Distribution expenses – Class B	51,420
Distribution expenses – Class C	93,137
Distribution expenses – Class R	3,446
Dividend disbursing and transfer agent fees and expenses	679,647
Accounting and administration expenses	137,348
Registration fees	42,884
Reports and statements to shareholders	42,711
Legal fees	32,431
Audit and tax	21,691
Trustees’ fees	18,143
Insurance fees	9,527
Dues and services	6,874
Custodian fees	4,817
Consulting fees	3,345
Pricing fees	1,287
Trustees’ expenses	1,036	4,301,670
Less expenses absorbed or waived		(5,592)
Less waived distribution expenses – Class R		(574)
Less expense paid indirectly		(1,371)
Total operating expenses		4,294,133
Net Investment Income		5,245,772

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		13,604,298
Net change in unrealized appreciation/depreciation of investments		99,656,864
Net Realized and Unrealized Gain on Investments		113,261,162

Net Increase in Net Assets Resulting from Operations		$118,506,934

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Large Cap Value Fund

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$5,245,772	$11,194,723
Net realized gain on investments	13,604,298	8,764,282
Net change in unrealized appreciation/depreciation
of investments	99,656,864	42,702,269
Net increase in net assets resulting from operations	118,506,934	62,661,274

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,679,945)	(13,169,205)
Class B	(57,894)	(194,905)
Class C	(99,520)	(231,976)
Class R	(8,212)	(509,991)
Institutional Class	(89,177)	(24,136)
	(5,934,748)	(14,130,213)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,759,606	17,359,699
Class B	85,517	112,478
Class C	2,375,447	1,515,501
Class R	182,840	199,182
Institutional Class	2,465,006	2,673,146

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	5,087,599	11,732,951
Class B	56,883	188,987
Class C	93,124	220,325
Class R	8,211	24,136
Institutional Class	88,593	509,505
	21,202,826	34,535,910

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(40,036,053)	$(94,687,858)
Class B	(2,498,249)	(6,773,812)
Class C	(1,514,420)	(3,466,240)
Class R	(59,277)	(842,853)
Institutional Class	(531,339)	(25,458,376)
	(44,639,338)	(131,229,139)
Decrease in net assets derived from
capital share transactions	(23,436,512)	(96,693,229)
Net Increase (Decrease) in Net Assets	89,135,674	(48,162,168)

Net Assets:
Beginning of period	638,501,758	686,663,926
End of period (including undistributed net investment
income of $2,302,575 and $2,991,551, respectively)	$727,637,432	$638,501,758

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$14.080	$13.080	$11.080	$20.390	$21.080	$19.010

0.120	0.232	0.293	0.305	0.336	0.305
2.534	1.053	2.046	(7.418)	0.090	3.279
2.654	1.285	2.339	(7.113)	0.426	3.584

(0.134)	(0.285)	(0.339)	(0.353)	(0.363)	(0.324)
—	—	—	(1.844)	(0.753)	(1.190)
(0.134)	(0.285)	(0.339)	(2.197)	(1.116)	(1.514)

$16.600	$14.080	$13.080	$11.080	$20.390	$21.080

18.94%	9.98%	21.51%	(38.91% )	1.96%	20.28%

$684,788	$602,743	$623,793	$587,215	$1,140,659	$1,246,544
1.20%	1.24%	1.18%	1.18%	1.13%	1.17%

1.20%	1.24%	1.29%	1.20%	1.13%	1.17%
1.53%	1.75%	2.58%	1.97%	1.59%	1.60%

1.53%	1.75%	2.47%	1.95%	1.59%	1.60%
9%	16%	15%	27%	19%	16%

Financial highlights
Delaware Large Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$13.970	$12.970	$11.000	$20.240	$20.930	$18.880

0.063	0.136	0.213	0.193	0.185	0.168
2.503	1.050	2.029	(7.373)	0.091	3.252
2.566	1.186	2.242	(7.180)	0.276	3.420

(0.086)	(0.186)	(0.272)	(0.216)	(0.213)	(0.180)
—	—	—	(1.844)	(0.753)	(1.190)
(0.086)	(0.186)	(0.272)	(2.060)	(0.966)	(1.370)

$16.450	$13.970	$12.970	$11.000	$20.240	$20.930

18.50%	9.24%	20.66%	(39.37% )	1.25%	19.39%

$9,980	$10,637	$16,199	$22,137	$61,603	$102,322
1.92%	1.96%	1.90%	1.90%	1.86%	1.90%

1.92%	1.96%	2.01%	1.92%	1.86%	1.90%
0.81%	1.03%	1.86%	1.25%	0.86%	0.87%

0.81%	1.03%	1.75%	1.23%	0.86%	0.87%
9%	16%	15%	27%	19%	16%

Financial highlights
Delaware Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$14.080	$13.070	$11.090	$20.380	$21.070	$19.000

0.064	0.137	0.212	0.193	0.183	0.166
2.532	1.059	2.040	(7.423)	0.093	3.274
2.596	1.196	2.252	(7.230)	0.276	3.440

(0.086)	(0.186)	(0.272)	(0.216)	(0.213)	(0.180)
—	—	—	(1.844)	(0.753)	(1.190)
(0.086)	(0.186)	(0.272)	(2.060)	(0.966)	(1.370)

$16.590	$14.080	$13.070	$11.090	$20.380	$21.070

18.49%	9.24%	20.69%	(39.39% )	1.24%	19.38%

$20,046	$16,156	$16,731	$15,507	$32,453	$36,709
1.92%	1.96%	1.90%	1.90%	1.86%	1.90%

1.92%	1.96%	2.01%	1.92%	1.86%	1.90%
0.81%	1.03%	1.86%	1.25%	0.86%	0.87%

0.81%	1.03%	1.75%	1.23%	0.86%	0.87%
9%	16%	15%	27%	19%	16%

Financial highlights
Delaware Large Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$14.070	$13.060	$11.070	$20.360	$21.060	$19.000

0.103	0.203	0.268	0.271	0.289	0.262
2.523	1.060	2.042	(7.407)	0.083	3.275
2.626	1.263	2.310	(7.136)	0.372	3.537

(0.116)	(0.253)	(0.320)	(0.310)	(0.319)	(0.287)
—	—	—	(1.844)	(0.753)	(1.190)
(0.116)	(0.253)	(0.320)	(2.154)	(1.072)	(1.477)

$16.580	$14.070	$13.060	$11.070	$20.360	$21.060

18.74%	9.81%	21.23%	(39.03% )	1.70%	20.00%

$1,282	$969	$1,509	$1,253	$2,514	$1,166
1.42%	1.46%	1.40%	1.40%	1.36%	1.40%

1.52%	1.56%	1.61%	1.52%	1.46%	1.50%
1.31%	1.53%	2.36%	1.75%	1.36%	1.37%

1.21%	1.43%	2.15%	1.63%	1.26%	1.27%
9%	16%	15%	27%	19%	16%

Financial highlights
Delaware Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$14.080	$13.070	$11.080	$20.390	$21.080	$19.010

0.142	0.270	0.325	0.349	0.395	0.357
2.532	1.062	2.031	(7.409)	0.091	3.279
2.674	1.332	2.356	(7.060)	0.486	3.636

(0.154)	(0.322)	(0.366)	(0.406)	(0.423)	(0.376)
—	—	—	(1.844)	(0.753)	(1.190)
(0.154)	(0.322)	(0.366)	(2.250)	(1.176)	(1.566)

$16.600	$14.080	$13.070	$11.080	$20.390	$21.080

19.09%	10.37%	21.83%	(38.76% )	2.24%	20.61%

$11,541	$7,997	$28,432	$24,757	$46,275	$45,841
0.92%	0.96%	0.90%	0.90%	0.86%	0.90%

0.92%	0.96%	1.01%	0.92%	0.86%	0.90%
1.81%	2.03%	2.86%	2.25%	1.86%	1.87%

1.81%	2.03%	2.75%	2.23%	1.86%	1.87%
9%	16%	15%	27%	19%	16%

Notes to financial statements
Delaware Large Cap Value Fund	May 31, 2011 (Unaudited)

Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and the related notes pertain to Delaware Large Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2007 – November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain from investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2011.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2011.

Notes to financial statements
Delaware Large Cap Value Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2011, the Fund earned $1,371 under this agreement.

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Effective March 30, 2011, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed 0.91% of average daily net assets of the Fund through March 29, 2012. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2011, the Fund was charged $17,290 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on May 2, 1994. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. DDLP has contracted to limit distribution and service fees through March 29, 2012 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At May 31, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$389,249
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	50,523
Distribution fees payable to DDLP	190,949
Other expenses payable to DMC and affiliates*	48,543

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2010, the Fund was charged $ 6,037 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2010, DDLP earned $21,082 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2011, DDLP received gross CDSC commissions of $0, $ 2,044 and $ 191 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Notes to financial statements
Delaware Large Cap Value Fund

3. Investments

For the six months ended May 31, 2011, the Fund made purchases of $59,495,195 and sales of $88,818,142 of investment securities other than short-term investments.

At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments was $657,740,262. At May 31, 2011, the net unrealized appreciation was $119,371,016 of which $141,943,723 related to unrealized appreciation of investments and $22,572,707 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$719,419,896	$—	$—	$719,419,896
Short-Term Investments	—	5,628,666	—	5,628,666
Securities Lending Collateral	—	52,062,716	—	52,062,716
Total	$719,419,896	$57,691,382	$—	$777,111,278

The value of Level 3 securities was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the six months ended May 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2011 and the year ended November 30, 2010 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/11*	11/30/10
Ordinary income	$5,934,748	$14,130,213

*Tax information for the period ended May 31, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$802,537,107
Undistributed ordinary income	2,302,575
Realized gains 12/1/10 – 5/31/11	13,769,018
Capital loss carryforwards as of 11/30/10	(210,342,284)
Unrealized appreciation of investments	119,371,016
Net assets	$727,637,432

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Notes to financial statements
Delaware Large Cap Value Fund

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2010 will expire as follows: $163,485,489 expires in 2016 and $46,856,795 expires in 2017.

For the six months ended May 31, 2011, the Fund had capital gains of $13,769,018, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
Shares sold:
Class A	685,269	1,293,080
Class B	5,481	8,457
Class C	151,309	111,669
Class R	11,694	15,015
Institutional Class	155,570	198,773

Shares issued upon reinvestment of dividends and distributions:
Class A	333,862	884,878
Class B	3,781	14,365
Class C	6,131	16,606
Class R	540	1,823
Institutional Class	5,807	38,393
	1,359,444	2,583,059
Shares repurchased:
Class A	(2,557,557)	(7,082,117)
Class B	(164,152)	(510,551)
Class C	(96,252)	(260,896)
Class R	(3,754)	(63,556)
Institutional Class	(33,934)	(1,843,963)
	(2,855,649)	(9,761,083)
Net decrease	(1,496,205)	(7,178,024)

For the six months ended May 31, 2011 and the year ended November 30, 2010, 105,412 Class B shares were converted to 104,521 Class A shares valued at $1,589,530 and 312,487 Class B shares were converted to 309,753 Class A shares valued at $4,149,618, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $50,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of May 31, 2011 or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool

Notes to financial statements
Delaware Large Cap Value Fund

8. Securities Lending (continued)

defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2011, the value of the securities on loan was $51,225,799, for which cash collateral was received and invested in accordance with the Lending Agreement. At May 31, 2011, the value of invested collateral was $52,062,716. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2011 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Large Cap Value Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds II (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Large Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Equity Funds II

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 5, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 5, 2011

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 5, 2011